Sale of Vessels (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011 item	Nov. 12, 2013 Komodo	Oct. 25, 2013 Lotus	Oct. 22, 2013 Kalamata	Oct. 03, 2013 Hope	Jun. 13, 2013 Elbe	May 14, 2013 Honour	Mar. 25, 2013 Pride	Feb. 28, 2013 Henry	Feb. 13, 2013 Independence	Apr. 27, 2012 Montreal (ex Hanjin Montreal)	Dec. 31, 2012 Montreal (ex Hanjin Montreal)
Sale of Vessel
Gross sale consideration	$ 52,926,000	$ 5,635,000		$ 5,800,000	$ 6,800,000	$ 5,600,000	$ 8,000,000	$ 5,600,000	$ 9,100,000	$ 6,500,000	$ 6,100,000	$ 7,000,000
Net loss (gain) on sale	(449,000)			(140,500)	(149,600)	224,300	670,800	(59,000)	(112,000)	(671,000)	(138,000)	(518,000)	(800,000)	(800,000)
Net sale proceeds				$ 5,000,000	$ 6,100,000	$ 4,900,000	$ 7,100,000	$ 5,000,000	$ 8,000,000	$ 5,500,000	$ 5,300,000	$ 6,000,000	$ 5,600,000
Life of disposed asset				23 years	25 years	23 years	24 years	22 years	24 years	25 years	27 years	26 years	28 years
Number of vessels sold	7		0